Employee benefits liabilities - Disclosure of employee benefit liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Current employee benefit liability	€ 583	€ 562
Non-current employee benefit liability	5,441	4,911
Employee benefit liability	6,024	5,473
Other provisions for employees
Disclosure of defined benefit plans [line items]
Current employee benefit liability	374	339
Non-current employee benefit liability	774	686
Employee benefit liability	1,148	1,025
Pension benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	34	45
Non-current employee benefit liability	2,362	1,913
Employee benefit liability	2,396	1,958
Health care and life insurance plans
Disclosure of defined benefit plans [line items]
Current employee benefit liability	126	120
Non-current employee benefit liability	1,574	1,577
Employee benefit liability	1,700	1,697
Other post-employment benefits
Disclosure of defined benefit plans [line items]
Current employee benefit liability	49	58
Non-current employee benefit liability	731	735
Employee benefit liability	€ 780	€ 793